Note 4 -Business Segments, Sales of Products and Significant Customers - Schedule of Long-lived Assets by Geographic Area (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Long-lived assets	$ 2,666,250	$ 2,569,790
UNITED STATES
Segment Reporting Information [Line Items]
Long-lived assets	1,698,285	1,670,676
CANADA
Segment Reporting Information [Line Items]
Long-lived assets	960,109	891,375
MEXICO
Segment Reporting Information [Line Items]
Long-lived assets	$ 7,856	$ 7,739